Long-term Debt - Senior Credit Facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Long-term Debt
Quarterly installments		$ 250,000
Interest expense on facility		609,000	$ 838,000
Financing costs		1,779,000
Loss on extinguishment of debt		281,000
Senior credit facility
Long-term Debt
Term of debt	5 years
Principal amount	$ 110,000,000	110,000,000
Borrowings	$ 12,000,000	$ 12,000,000
Interest rate	5.70%	5.70%
Interest expense on facility		$ 11,000
Amortization of deferred financing costs		15,000
Senior credit facility | Maximum
Long-term Debt
Period of variable interest rate adjustment	6 months
Delayed draw term loan facility
Long-term Debt
Principal amount	$ 85,000,000	85,000,000
Term loan
Long-term Debt
Principal amount	5,000,000	5,000,000
Borrowings	5,000,000	$ 5,000,000
Revolving credit facility
Long-term Debt
Term of debt		4 years
Principal amount	20,000,000	$ 20,000,000		$ 20,000,000
Borrowings	$ 7,000,000	$ 7,000,000	0
Interest rate	7.00%	7.00%
Amortization of deferred financing costs		$ 135,000	140,000
Interest expense		$ 126,000	$ 38,000